16. Stock options	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Stock options

16	Stock options

(i)

2000 Stock Option Plan

A total of 217,407 shares of ordinary share have been reserved for issuance under the Company’s 2000 Stock Option Plan (the “2000 Stock Options”). The 2000 Stock Options provide for the grant of options to its officers, directors and employees as the Company’s Chairman of the Board of Directors and Chief Executive Officer may direct.

During the year ended December 31, 2010, 6,205 options with the exercise price of US$3.18 per share were exercised. All the remaining unexercised options expired in August 2010.

(ii)

2002 Employees’ Stock Option and Incentive Plan and 2002 Officers’ and Directors’ Stock Option and Incentive Plan

A total of 53,454 shares and 152,727 shares of ordinary share have been reserved for issuance under the Company’s 2002 Employees’ Stock Option and Incentive Plan (the “2002 Employee Stock Options”) and 2002 Officers’ and Directors’ Stock Option and Incentive Plan (the “2002 D&O Stock Options”), respectively. Both 2002 Employee Stock Options and the 2002 D&O Stock Options provided for the grant of options to its employees as the Company’s Chairman of the Board of Directors and Chief Executive Officer may direct.

During the year ended December 31, 2009, 2,291 options with exercise price of US$4.19 per share were cancelled. During the same year, 1,818 options with exercise price of US$3.22 per share were exercised.

During the year ended December 31, 2010, 1,527 options with exercise price of US$4.19 per share were cancelled. During the same year, 3,054 options with exercise price of US$4.19 per share were exercised.

During the year ended December 31, 2011, 2,291 options and 7,636 options with exercise price of US$4.19 and US$3.18 per share, respectively, were cancelled.

During the year ended December 31, 2012, all the remaining unexercised options expired in November 2012.

16

Stock options (Continued)

The Company estimate the fair value of the options granted under the Black-Scholes pricing model.

Changes in outstanding options under various plans mentioned above were as follows:

	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	36,255	3.36	46,182	3.36	94,958	4.68
Granted	-	-	-	-	-	-
Cancelled/Expired	(36,255)	(3.36)	(9,927)	(3.47)	(39,517)	(6.38)
Exercised	-	-	-	-	(9,259)	(3.52)

Outstanding, end of year	-	-	36,255	3.36	46,182	3.36

Exercisable, end of year	-	-	36,255	3.36	46,182	3.36

As of December 31, 2012, there was no options outstanding.

The total intrinsic value of share options exercised for the twelve months ended December 31, 2012 and 2011 were approximately US$Nil and US$Nil, respectively. As of December 31, 2012 there was no unrecognised stock-based compensation expense related to unvested stock options.

The Group adopted the provisions of ASC 718-10, which requires us to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

The Black-Scholes option-pricing model is used to estimate the fair value of the options granted. This requires the input of subjective assumptions, including the expected volatility of stock price, expected option term, expected risk-free rate over the expected option term and expected dividend yield rate over the expected option term. Because changes in subjective input assumptions can materially affect the fair value estimate, in directors’ opinion, the existing model may not necessarily provide a realisable measure of the fair value of the stock options. Expected volatility is based on historical volatility in the 180 days prior to the issue of the options. Expected option term and dividend yield rate are based on historical trends. Expected risk-free rate is based on US Treasury securities with similar maturities as the expected terms of the options at the date of grant.